LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities		Rp (13,409)	Rp (6,296)
Long-term portion	$ 3,230	44,843	33,743
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings		3,748	2,250
Unamortized debt issuance cost		(8)	(6)
Total loans and other borrowings		3,740	2,244
Current maturities		(627)	(294)
Long-term portion		Rp 3,113	Rp 1,950